Fair Value Measurements (Tables)	12 Months Ended
Feb. 28, 2017
Fair Value Disclosures [Abstract]
Summary of Changes in Fair Value of Company's Level 3 Assets
The following table summarizes the changes in fair value of the Company’s Level 3 assets for the years ended February 28, 2017 and February 29, 2016:

Level 3
Balance at February 28, 2015	$40
Principal payments	(12)
Change in fair value	3
Transfers out of Level 3 to Level 1	(10)
Balance at February 29, 2016	21
Principal repayments	(1)
Balance at February 28, 2017	$20

Significant Unobservable Inputs Used in Fair Value Measurement of Each of Above Level 3 Assets
The following table presents the significant unobservable inputs used in the fair value measurement of the auction rate securities, as well as the impact on the fair value measurement resulting from a significant increase in each input in isolation. A significant decrease in each input would produce the opposite impact as shown below:

As at February 28, 2017	Fair Value	Valuation Technique	Unobservable Input	Range (weighted average)	Effect of Significant Increase in Input on Fair Value
Auction rate securities	$19	Discounted cash flow	Weighted average life	16 years	Decrease
			Collateral value (as a % of fair value)	148%	Increase
			Probability of waterfall event	10%	Increase
			Probability of permanent suspension of auction	5%	Decrease
			Probability of being called at par	25%	Increase